Offerings	Feb. 25, 2026 USD ($) equityAward Rate
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, Enovix Corporation 2021 Equity Incentive Plan
Amount Registered | equityAward	8,662,339
Proposed Maximum Offering Price per Unit	5.95
Maximum Aggregate Offering Price	$ 51,540,917.05
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 7,117.8
Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, Enovix Corporation 2021 Employee Stock Purchase Plan
Amount Registered | equityAward	2,000,000
Proposed Maximum Offering Price per Unit	5.06
Maximum Aggregate Offering Price	$ 10,120,000
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 1,397.57